Provisions	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Provisions
25.
Provisions
(a)
Labor provisions

Provisions for the year are related to labor potential contingencies where the management understands, based on the Group’s internal legal advisors’ assessment, that it is more likely than not that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

(b)
Movements in labor provisions

Movements in Labor provisions are set out below:

Carrying amount as of January 1, 2022	1,710
Reversal to labor provision	(419)
Interest charges for labor provision	182
Carrying amount as of December 31, 2022	1,473
Reversal to labor provision	(1,150)
Interest charges for labor provision	39
Carrying amount as of December 31, 2023	362